TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables

	12.31.19	12.31.18
Billed amounts	7,018,601	6,789,257
Unbilled amounts	2,866,196	2,454,810
Interconnection amounts	790,046	835,887
Amounts from related parties (Note 28)	129,904	148,814
Gross accounts receivable	10,804,747	10,228,768
Estimated impairment losses	(1,644,797)	(1,498,134)
Total	9,159,950	8,730,634

Current	8,719,497	8,304,382
Non-current	440,453	426,252

Schedule of accounts receivable balances related to the Soluciona IT

	12.31.19	12.31.18
Portion resale of goods to legal entities, receivable within 24 months	182,286	180,065
Portion of accounts receivable from the OI group - Bankruptcy process of companies	89,647	119,365
Soluciona IT product (1)	317,988	293,531
Nominal amount receivable	589,921	592,961
Deferred financial income	(48,086)	(84,060)
Present value of accounts receivable	541,835	508,901
Estimated impairment losses	(101,382)	(82,649)
Net amount receivable	440,453	426,252

Schedule of amounts receivable, net of estimated losses for impairment of accounts receivable, by maturity

	12.31.19	12.31.18
Falling due	6,862,054	6,485,154
Overdue – 1 to 30 days	966,986	1,096,639
Overdue – 31 to 60 days	306,956	305,019
Overdue – 61 to 90 days	192,622	200,401
Overdue – 91 to 120 days	250,029	220,221
Overdue – over 120 days	581,303	423,200
Total	9,159,950	8,730,634

Schedule of changes in contractual assets arising from the initial adoption of IFRS 15

	Contract assets, gross	Provision for losses	Contract assets, net
Initial adoption on 01.01.18	193,675	(33,196)	160,479
Additions	587,733	(512)	587,221
Amortizations	(585,675)	—	(585,675)
Balance on 12.31.18	195,733	(33,708)	162,025
Additions	558,883	(12,486)	546,397
Amortizations	(485,108)	—	(485,108)
Balance on 12.31.19	269,508	(46,194)	223,314

Schedule of changes in the estimated impairment losses for accounts receivable

Balance on 12.31.17	(1,433,471)
Initial adoption IFRS 9 on 01.01.18	(364,456)
Supplement to estimated losses, net of resersal (Note 25)	(1,533,660)
Write-offs	1,833,453
Balance on 12.31.18	(1,498,134)
Supplement to estimated losses, net of resersal (Note 25)	(1,682,348)
Write-offs	1,547,577
Business combinations (Note 1 c.1)	(11,892)
Balance on 12.31.19	(1,644,797)